Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7098 Telephone: (215) 564-8000 Fax: (215) 564-8120

December 17, 2013

VIA EDGAR TRANSMISSION

Jeffrey A. Foor, Esq.

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	BMO Lloyd George Frontier Markets Equity Fund

(Registration Nos. 333-191008 / 811-22882)

Dear Mr. Foor:

On behalf of the BMO Lloyd George Frontier Markets Equity Fund (the “Registrant”), we are submitting the Registrant’s response to the comments of the staff (the “Staff”) of the U.S. Securities and Exchange Commission, which you provided to us in a letter dated October 4, 2013 relating to the Registrant’s registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”).

Included with this letter is Pre-Effective Amendment No. 1 to the Registration Statement. A request for acceleration of the effectiveness of the Registration Statement is also being filed with this Registration Statement. This Pre-Effective Amendment is being filed via EDGAR under section 6(a) of the 1933 Act, in accordance with Rule 472 thereunder. The Registration Statement has been amended to respond to the Staff’s comments as well as to make certain other disclosure changes.

The Staff’s comments and our response to each comment are set forth below.

Fees and Expenses of the Fund

1.        Comment: Please confirm that any fee waiver or expense reimbursement agreement reflected in the fee table will be in place for more than one year from the date of effectiveness of this registration statement.

Response: The Registrant confirms that the expense limitation agreement reflected in the fee table will be in place for more than one year from the date of effectiveness of the registration statement.

2.        Comment: Please confirm that the fee waiver or expense reimbursement agreement does not include any right of recoupment or reimbursement by the adviser.

Response: The Registrant confirms that the expense limitation agreement does not include any right of recoupment or reimbursement by the adviser.

3.        Comment: We note that the Fund’s principal investment strategy includes investments in “Other Investment Companies.” Please include the expenses of such investments under a subcaption titled “Acquired Fund Fees and Expenses” or confirm that these expenses will not exceed 0.01 percent of net assets and that these expenses will be included under “Other Expenses.” See Instruction 10 to Item 3 of Form N-2.

Response: The Registrant confirms that the expenses of the Registrant’s investments in other investment companies are not expected to exceed 0.01 percent of net assets during the initial year of operation, and that any such expenses will be included under “Other Expenses.”

4.        Comment: Please confirm to the staff that the Fund does not intend to engage in borrowings, or issue debt or preferred stock, in the first year of operations.

Response: The Registrant does not intend to engage in borrowings, or issue debt or preferred stock, in the first year of operations.

Example

5.        Comment: Please present the required Example for the 1-, 3-, 5-, and 10-year period.

Response: The requested disclosure has been provided.

6.        Comment: Please confirm the Example reflects a fee waiver only for the period for which the waiver is in place (i.e., one year).

Response: The Registrant confirms that the amounts in the one-year example and for the first year of the three-, five- and ten-year examples reflect the adviser’s agreement to waive fees and/or bear expenses.

Principal Investment Strategies

7.        Comment: Please explain the appropriateness of including “participation notes” among equity securities for purposes of the Fund’s 80% policy. Disclosure on page 6 identifies these instruments as “unsecured and unsubordinated debt securities.”

Response: The Registrant believes that it is appropriate to include participation notes among equity securities for purposes of the Fund’s 80% policy, as participation notes have economic characteristics similar to equity securities. Participation notes are instruments used by investors to obtain exposure to equity investments, including common stocks, in a local market where direct ownership of equity securities is not permitted or is otherwise restricted. A participation note derives its value from a group of underlying equity securities and is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly. Conversely, investors will not normally lose more than they would have lost had they invested in the underlying securities directly.

8.        Comment: The prospectus states, “Generally, the Fund will not concentrate (i.e., invest more than 25% of its total assets) in the securities of companies conducting their principal business activities in the same industry or group of industries (an “industry”), except that the Fund may concentrate in an industry if, at the time of investment, the percentage of the Fund’s total assets invested in such industry is not more than 10% above the percentage such industry represents of the Fund’s benchmark. The Fund’s benchmark is a composite index comprised of 50% MSCI Frontier Markets Index and 50% MSCI Frontier Markets ex GCC Index (ex GCC refers to exclusion of the Gulf Cooperation Council countries).” Please cite to the staff the precedent or other authority, if any, relied on to include this statement in the prospectus and related concentration policy. Please note that generally the concentration policy may not give the Company the freedom of action to concentrate in a particular industry. Freedom of action to concentrate (or not concentrate), in other than U.S. government securities, pursuant to management investment discretion, without shareholder approval, has generally been considered by the staff to be prohibited by Sections 8(b)(1) and 13(a)(3) of the 1940 Act. We further note that the disclosure seems to go beyond the staff’s position articulated in First Australia Fund, Inc. (pub. avail. July 29, 1999).

Response: The Registrant has revised its fundamental concentration policy to match the approach contemplated by the Staff in its no-action position in First Australia Fund, Inc. (pub. avail. July 29, 1999). As a result, the Registrant believes that its concentration policy is consistent with Sections 8(b)(1) of the 1940 Act, as well as the Staff’s no-action position in the First Australia Fund, Inc. letter. Specifically, the Registrant’s fundamental concentration policy reads as follows:

Concentration of Investments: The Fund will not purchase any security that would cause the Fund to invest more than 25% of its total assets in securities of issuers primarily engaged in any particular industry or group of industries, except that the Fund may invest between 25% and 35% of its total assets in securities of any industry or group of industries if, at the time of investment, that industry or group of industries represents 20% or more of the Fund’s current benchmark.

In addition, the Registrant has included Financial Services Risk disclosure as follows:

Financial Services Risk: To the extent that the Fund invests a significant portion of its assets in the financial services sector, the Fund will have more exposure to the risks inherent to the financial services sector. Financial services companies may be adversely affected by changes in regulatory framework or interest rates that may negatively affect financial services businesses; exposure of a financial institution to a non-diversified or concentrated loan portfolio; exposure to financial leverage and/or investments or agreements that, under certain circumstances, may lead to losses; and the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all financial services companies.

Statement of Additional Information- Swap Agreements and Options on Swap Agreements

9.        Comment: The disclosure indicates that the fund may be a seller of credit default swap agreements. Please explain to the staff whether, when the fund acts as a seller in a credit default swap transaction, the fund will set aside the full notional value.

Response: If the Registrant is a seller in a credit default swap transaction, it’s asset segregation procedures would require the segregation of assets equal to the full notional value of the credit default swap when it is a protection seller.

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Please do not hesitate to contact me at (215) 564-8198 if you have any questions or with to discuss any of the responses presented above.

Respectfully submitted,

/s/ Michael P. O’Hare
Michael P. O’Hare

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